Accruals and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Summary of Accruals And Other Liabilities
Accruals and other liabilities consisted of the following:

	As of December 31,
	2023	2024

Payables for purchase of property, plant and equipment	1,723,130	1,799,882
Employee compensation payables	939,023	1,186,036
Payables for R&D expenses	1,085,353	1,069,926
Accrued expenses	598,423	958,607
Accrued cost of purchase commitments (i)	285,519	621,419
Deposits from third parties	501,197	549,487
Payables for marketing events	368,163	447,839
Tax payables	350,263	435,564
Warranty provisions	219,988	389,290
Advance from customers	100,281	376,897
Refundable deposit from customers	61,717	172,762
Interest payables	44,526	41,093
Debt from a third party investor(Note 17(i))	541,918	—
Others	760,694	601,834

Total	7,580,195	8,650,636